Annual Fund Operating Expenses - Transamerica T Rowe Price Small Cap VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.78%
Distribution and service (12b-1) fees	none
Other expenses	0.03%
Total annual fund operating expenses	0.81%
Service
Operating Expenses:
Management fees	0.78%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.03%
Total annual fund operating expenses	1.06%